Long-Term Debt - Senior Secured Credit Facilities - Additional Information (Detail)				9 Months Ended		12 Months Ended
	Feb. 27, 2015 USD ($)	Oct. 21, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Jan. 31, 2014 USD ($)
Debt Instrument [Line Items]
Borrowings under senior revolver				$ 206,700,000	$ 9,300,000	$ 9,300,000	$ 469,400,000	$ 679,200,000
National Mentor Holdings, Inc
Debt Instrument [Line Items]
Deposit in cash collateral			$ 50,000,000	$ 50,000,000		$ 50,000,000
Consolidated first lien leverage ratio, maximum				5.50		5.50
Long term debt			809,000,000			$ 809,000,000
National Mentor Holdings, Inc | Standby Letters of Credit
Debt Instrument [Line Items]
Deposit in cash collateral									$ 50,000,000
Letters of credit issued			44,300,000	$ 48,400,000		44,300,000
Letter of credit borrowing capacity				50,000,000
National Mentor Holdings, Inc | Standby Letters of Credit Senior Revolver
Debt Instrument [Line Items]
Amount of term loan facility			0			0
Deposit in cash collateral									100,000,000
Availability of borrowings			100,000,000	119,100,000		100,000,000
Borrowings under senior revolver				206,700,000
Letters of credit issued			0	$ 0		$ 0
Interest rate for borrowings				5.50%		6.00%
Increase in the borrowing capacity		$ 20,000,000
National Mentor Holdings, Inc | Standby Letters of Credit Senior Revolver | Swingline Loans | Maximum
Debt Instrument [Line Items]
Debt instrument maturity term				1 year
National Mentor Holdings, Inc | Standby Letters Of Credit Senior Revolver Facility
Debt Instrument [Line Items]
Letters of credit issued				$ 900,000
Incremental Amendment | National Mentor Holdings, Inc
Debt Instrument [Line Items]
Availability of borrowings			125,000,000			$ 125,000,000
Consolidated first lien leverage ratio, maximum						4.50
Term Loan | National Mentor Holdings, Inc
Debt Instrument [Line Items]
Amount of term loan facility	$ 55,000,000								$ 600,000,000
Long term debt			$ 597,000,000	$ 647,223,000		$ 597,000,000
Interest rate on term loan			4.75%	4.25%		4.75%
Debt instrument maturity term		5 years
Percentage of annual excess cash flow						50.00%
Percentage of net cash proceeds of non-ordinary course assets sales or other dispositions of property						100.00%
Net cash proceeds of debt incurrence, percent						100.00%
Repayment of principal installment, percent						0.25%
Secured Debt | Incremental Amendment | National Mentor Holdings, Inc
Debt Instrument [Line Items]
Availability of borrowings	$ 125,000,000
Consolidated first lien leverage ratio, maximum	4.50					6.00
Debt instrument, prepayment premium (percent)	1.00%
Senior Secured Credit Facility | National Mentor Holdings, Inc
Debt Instrument [Line Items]
Availability of borrowings		$ 120,000,000
Debt instrument maturity term		7 years
Letters of credit issued		$ 0	$ 0			$ 0	$ 0
Retirement period of Senior Notes		3 years
Retirement date of Senior Notes		Feb. 15, 2018
Retirement date spring forward of Senior Notes		Nov. 15, 2017
Debt instrument, change in interest rate			0.50%
Consolidated leverage ratio			5.00%
Line of credit facility, percent			0.50%
Variable interest rate on line of credit facility, description			Borrowings under the senior secured credit facilities bear interest, at our option, at (i) an ABR rate equal to the greater of (a) the prime rate of Barclays Bank PLC, (b) the federal funds rate plus 1/2 of 1.0%, and (c) the Eurodollar rate for an interest period of one- month beginning on such day plus 100 basis points, plus 2.75% (provided that the ABR rate applicable to the term loan facility will not be less than 2.00% per annum); or (ii) the Eurodollar rate
Senior Secured Credit Facility | National Mentor Holdings, Inc | Continuously Employed
Debt Instrument [Line Items]
Line of credit facility, floor rate			2.00%
Senior Secured Credit Facility | National Mentor Holdings, Inc | Federal Funds Effective Swap Rate | Continuously Employed
Debt Instrument [Line Items]
Debt instrument, interest rate description			1/2 of 1.0
Debt instrument, variable rate basis spread			0.50%
Senior Secured Credit Facility | National Mentor Holdings, Inc | Eurodollar | Continuously Employed
Debt Instrument [Line Items]
Debt instrument, variable rate basis spread			1.00%
Debt instrument, variable rate additional basis spread			2.75%
Senior Secured Credit Facility | National Mentor Holdings, Inc | Eurodollar | Not Continuously Employed
Debt Instrument [Line Items]
Debt instrument, variable rate basis spread			3.75%
Line of credit facility, floor rate			1.00%
Senior Secured Credit Facility | National Mentor Holdings, Inc | Standby Letters of Credit Senior Revolver
Debt Instrument [Line Items]
Increase in the borrowing capacity		$ 20,000,000
Senior Secured Credit Facility | Domestic Subsidiaries
Debt Instrument [Line Items]
Percentage of capital stock of subsidiaries pledged as collateral									100.00%
Senior Secured Credit Facility | Foreign Subsidiaries
Debt Instrument [Line Items]
Percentage of capital stock of subsidiaries pledged as collateral									65.00%